CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 1,137	$ 659	$ 255	$ 597
Other comprehensive income (loss) that will not be reclassified to net income:
Revaluations of property, plant and equipment	0	15	(2)	(257)
Actuarial gain on defined benefit plans	9	7	12	12
Deferred income taxes on above items	(3)	(4)	(5)	40
Total items that will not be reclassified to net income	6	18	5	(205)
Other comprehensive income (loss) that may be reclassified to net income:
Foreign currency translation	(742)	249	(53)	(385)
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	13	(83)	(46)	12
Unrealized gain on foreign exchange swaps net investment hedge	58	5	15	26
Reclassification adjustments for amounts recognized in net income	35	0	90	(60)
Deferred income taxes on above items	(27)	11	(39)	1
Equity-accounted investments	(2)	0	1	0
Total items that may be reclassified subsequently to net income	(665)	182	(32)	(406)
Other comprehensive income (loss)	(659)	200	(27)	(611)
Comprehensive income (loss)	478	859	228	(14)
Comprehensive income (loss) attributable to:
The partnership	804	759	142	409
Comprehensive income (loss)	478	859	228	(14)
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	90	46	180	(10)
Other comprehensive income (loss) that may be reclassified to net income:
Other comprehensive income (loss)	(393)	38	(103)	(413)
Comprehensive income (loss) attributable to:
Non-controlling interests	(303)	84	77	(423)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Comprehensive income (loss) attributable to:
Non-controlling interests	$ (23)	$ 16	$ 9	$ 0